Note 1 - Description of Organization and Business Operations (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 20, 2026	Dec. 02, 2025	Feb. 12, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Cash				$ 0		$ 0
Archimedes Tech SPAC Partners II Co [Member]
Units Issued, Price Per Unit			$ 10
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001		$ 0.0001
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs					$ 117,194	$ 117,194
Payments of Stock Issuance Costs				$ 75,000	$ 283,747	$ 283,747
Business Acquisition Required, Percentage of Net Assets						80.00%	80.00%
Business Acquisition Required, Percentage of Outstanding Voting Interests						50.00%	50.00%
Asset, Held-in-Trust			$ 231,150,000
Assets Held in Trust, Per Unit Price			$ 10.05
Business Acquisition Required, Failure, Percentage of Shares Redeemed			100.00%			100.00%	100.00%
Maximum Redemption of Shares Without Consent, Percentage						15.00%	15.00%
Business Acquisition Required, Period From IPO			21 months
Business Acquisition Required, Failure, Period for Redemption			10 days
Business Acquisition Required, Failure, Maximum Interest to Pay Dissolution Expenses			$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				11,920,000		11,920,000
Cash				$ 1,077,839		$ 1,362,766		$ 0
Loans Payable [Member] | Archimedes Tech SPAC Partners II Co [Member]
Debt Instrument, Maximum Convertible				$ 1,500,000		$ 1,500,000
Debt Instrument, Convertible, Conversion Price				$ 10		$ 10
Subsequent Event [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,000,000
Pubco [Member] | Subsequent Event [Member] | Archimedes Tech SPAC Partners II Co [Member]
Business Combination, Closing Payment, Equity Shares Value Benchmark	$ 1,200,000,000
Business Combination, Shares Divisor	$ 10
Business Combination, Additional Shares Issuable Upon Milestones	90,000,000
Business Combination, Lock Up Period, Number of Trading Days	20 days
Business Combination, Lock Up Period, Number of Trading Days After Closing	30 days
Pubco [Member] | Subsequent Event [Member] | Pubco Common Stock [Member] | Archimedes Tech SPAC Partners II Co [Member]
Business Combination, Lock Up Period, Minimum Share Price	$ 12
Sponsor [Member] | Pubco [Member] | Subsequent Event [Member] | Archimedes Tech SPAC Partners II Co [Member]
Maximum Shares Receivable From Contribution	3,300,000
Accredited Investor [Member] | Pubco [Member] | Subsequent Event [Member] | Archimedes Tech SPAC Partners II Co [Member]
Stock and Warrants Issuance, Purchase Price	$ 100,000,000
Accredited Investor [Member] | Pubco [Member] | Subsequent Event [Member] | Pubco Common Stock [Member] | Archimedes Tech SPAC Partners II Co [Member]
Stock Issuable Upon Contingent, Shares, During Period	10,000,000
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5
Pubco Warrants [Member] | Accredited Investor [Member] | Pubco [Member] | Subsequent Event [Member] | Archimedes Tech SPAC Partners II Co [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,000,000
IPO [Member] | Archimedes Tech SPAC Partners II Co [Member]
Units Issued During Period, Shares (in shares)			23,000,000
Units Issued, Price Per Unit			$ 10
Proceeds from Issuance or Sale of Equity			$ 230,000,000	$ 230,000,000		$ 230,000,000
Units Issued, Number of Shares Per Unit			1
Common Stock, Par or Stated Value Per Share			$ 0.0001
Units Issued, Number of Warrants Per Unit			0.5
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 13,175,520			13,175,520
Payments of Stock Issuance Costs				$ 13,058,326		$ 13,058,326
IPO [Member] | Other Offering Costs [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			525,520
IPO [Member] | Underwriters [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 8,050,000	8,050,000
Payments of Stock Issuance Costs		$ 4,600,000	$ 4,600,000
Over-Allotment Option [Member] | Archimedes Tech SPAC Partners II Co [Member]
Units Issued During Period, Shares (in shares)			3,000,000
Private Placement [Member] | Archimedes Tech SPAC Partners II Co [Member]
Units Issued During Period, Shares (in shares)			840,000
Units Issued, Price Per Unit			$ 10
Proceeds from Issuance or Sale of Equity			$ 8,400,000
Units Issued, Number of Shares Per Unit			1
Units Issued, Number of Warrants Per Unit			0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5